INCOME TAXES - Tax Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of income tax statutory rates to effective rates
Income (loss) before income taxes	$ 29,779	$ (6,484)
Statutory tax rate	27.00%	27.00%
Expected income tax expense (recovery)	$ 8,040	$ (1,751)
Increase (decrease) due to:
Foreign tax rate differences	583	210
Non-deductible expenses	448	318
Withholding taxes	548	319
Change in unrecognized temporary differences	(2,970)	2,443
Recognition of temporary differences	(1,332)
Effect of true-ups in prior year temporary and other differences	743	(356)
Income tax expense	$ 6,060	$ 1,183